ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.2%
	FIXED INCOME - 100.2%
53,223	First Trust Senior Loan ETF	$ 2,398,761
71,117	Invesco Fundamental High Yield Corporate Bond ETF	1,242,414
7,868	iShares Convertible Bond ETF	561,539
30,693	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,374,081
15,942	iShares iBoxx High Yield Corporate Bond ETF	1,201,389
38,285	iShares MBS ETF	3,632,481
183,268	iShares US Treasury Bond ETF	4,295,801
18,930	Janus Henderson AAA CLO ETF	941,957
12,648	SPDR Bloomberg High Yield Bond ETF	1,169,814
		18,818,237

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,737,050)	18,818,237

	TOTAL INVESTMENTS - 100.2% (Cost $20,737,050)	$ 18,818,237
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(28,244)
	NET ASSETS - 100.0%	$ 18,789,993

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt